Investments accounted for using the equity method - Disclosure of ownership percentage and carrying value of investments in joint ventures and associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of joint ventures [line items]
Joint ventures	€ 5,229	€ 7,037
Associates	2,026	2,015
Total joint ventures and associates	€ 7,255	€ 9,052
Zhejiang Leapmotor Technology Co., Ltd. (“Leapmotor”)
Disclosure of joint ventures [line items]
Proportion of ownership interest in associate	20.00%	21.30%
Associates	€ 1,274	€ 1,349
Archer Aviation Inc (“Archer”)
Disclosure of joint ventures [line items]
Proportion of ownership interest in associate	8.00%	16.00%
Associates	€ 218	€ 206
Nordex S.A.
Disclosure of joint ventures [line items]
Proportion of ownership interest in associate	49.90%	49.90%
Associates	€ 137	€ 148
360 Energy S.A.
Disclosure of joint ventures [line items]
Proportion of ownership interest in associate	49.50%	49.50%
Associates	€ 103	€ 113
Comau Group S.p.A.
Disclosure of joint ventures [line items]
Proportion of ownership interest in associate	49.90%	49.90%
Associates	€ 109	€ 124
STM Financial, S.A.P.I. de C.V.
Disclosure of joint ventures [line items]
Proportion of ownership interest in associate	23.40%	0.00%
Associates	€ 86	€ 0
Others
Disclosure of joint ventures [line items]
Associates	€ 99	€ 75
Finance companies in partnership with Group Santander Consumer Finance (“SCF”)
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Joint ventures	€ 2,098	€ 2,016
Finance companies in partnership with BNPP PF
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Joint ventures	€ 1,084	€ 1,086
Tofas-Turk Otomobil Fabrikasi A.S. (“Tofas”)
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	37.90%	37.90%
Joint ventures	€ 1,042	€ 1,101
NextStar Energy Inc
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	49.00%	49.00%
Joint ventures	€ 0	€ 897
StarPlus Energy LLC (“StarPlus”)
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	49.00%	49.00%
Joint ventures	€ 703	€ 763
ACC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	45.90%	45.00%
Joint ventures	€ 0	€ 429
Leasys SAS
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Joint ventures	€ 207	€ 424
Symbio
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	33.30%	33.30%
Joint ventures	€ 0	€ 197
Others
Disclosure of joint ventures [line items]
Joint ventures	€ 95	€ 124